Income Taxes - Summary of Movements of Valuation Allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movements of the valuation allowance
Balance at the beginning of the period	¥ 44,713,570	¥ 21,275,591	¥ 35,845,674
Additions	11,770,037	23,437,979	11,024,410
Reduction as a result of disposal of subsidiaries	(310,662)
Reduction due to gain from discharge of intercompany payables			(25,594,493)
Balance at the end of the period	¥ 56,172,945	¥ 44,713,570	¥ 21,275,591